FILED VIA EDGAR

May 28, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Williamsburg Investment Trust
File Nos. 811-5685; 33-25301
Post-Effective Amendment No. 48

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (the “Registrant”), attached for filing is Post-Effective Amendment No. 48 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3403 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain, Esq.
Managing Director

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450